Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2010
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
Note 6

Goodwill and Other Intangible Assets:

As discussed in Note 18, the Company reorganized its business into four operating units which resulted in a change in reportable segments effective January 1, 2010. Goodwill has been reallocated among the new reportable segments as of December 31, 2010 and consisted of the following:

December 31, 2010

Physician Domestic segment	$12,793,455
Physician International segment	4,037,934
Other Channels segment	2,737,811
Surgical Products segment	-
Total goodwill	$19,569,200

The Company has no accumulated impairment losses as of December 31, 2010 and 2009.

Set forth below is a detailed listing of other intangible assets, which were acquired from ProCyte and Photo Therapeutics and which were initially recorded at their appraised fair values:

	December 31,
	2010	2009
Customer Relationships, at gross cost of $2,200,000 net of accumulated amortization of $1,791,667 and $1,669,398, respectively.	$408,333	$530,602
Tradename, at gross cost of $2,100,000 net of accumulated amortization of $819,981 and $609,977, respectively.	1,280,019	1,490,023
	$1,688,352	$2,020,625

Related amortization expense was $332,273, $575,000 and $930,000 for the years ended December 31, 2010, 2009 and 2008. Estimated amortization expense for amortizable intangible assets for the next five years is $260,000 in 2011, $260,000 in 2012, $260,000 in 2013, $260,000 in 2014, $173,000 in 2015 and $475,000 thereafter. Customer Relationships embody the value to the Company of relationships that ProCyte and Photo Therapeutics had formed with their customers, as well as the value of a non-compete covenant agreed to by Photo Therapeutics Group Ltd. Tradename includes the name of “ProCyte” and various other trademarks associated with ProCyte products (e.g. “Neova”). It also includes the various trademarks associated with Photo Therapeutics products (e.g. “Omnilux” and “Lumiere”).